Operating Profit (Tables)	12 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Schedule of operating expenses

	2020 £’000	2019 £’000	2018 £’000
Operating profit is stated after charging/(crediting):
Depreciation of owned property, plant and equipment	4,795	3,969	3,266
Depreciation of assets held under finance leases	21	34	72
Depreciation of right-of-use assets	9,072	—	—
Impairment of non-current assets (tangibles and intangibles)	—	—	19
Amortisation of intangible assets	4,837	3,897	2,912
Net gain on disposal of property, plant and equipment	(11)	(23)	(5)
Net gain on disposal of right-of-use asset	(23)	—	—
Net gain on disposal of subsidiary	(2,215)	—	—
Gain on derecognition of right-of-use assets sub-leased	(472)	—	—
Research and development expenditure credit	(1,600)	(1,278)	(1,008)
Government grants	(670)	(819)	(1,633)
Share-based compensation	15,663	12,022	1,505
Discretionary EBT bonus	27,874	—	—
Expected credit loss allowance on trade receivables	3,169	8	437
Initial public offering expenses	—	1,055	4,537
Sarbanes-Oxley compliance readiness expenses	—	1,440	106
Secondary offering expenses	—	1,009	—
Operating lease costs:
Land and buildings	1,053	9,941	8,444

Schedule of auditors' remuneration
The Group recognised the following fees from its auditors in respect of the audit of the financial statements and for other services provided to the Group:

	2020 £’000	2019 £’000	2018 £’000
Audit of the financial statements	£840	£741	£437
Subsidiary local statutory audits	103	95	85
SOX attestation fees	832	—	—
Total audit fees	1,775	836	522
Initial public offering expenses	—	—	655
Secondary offering expenses	—	150	—
Other SEC filings review expenses	—	36	—
Total audit related fees	—	186	655
Total auditor’s remuneration	£1,775	£1,022	£1,177